THE MAINSTAY GROUP OF FUNDS

MainStay High Yield Corporate Bond Fund

MainStay Short Duration High Yield Fund

(collectively, the “Funds”)

Supplement dated June 3, 2014 (“Supplement”) to the Summary Prospectuses,

Prospectus, and Statement of Additional Information, each dated February 28, 2014, as supplemented

Effectively immediately, J. Matthew Philo no longer serves as a Portfolio Manager of the Funds. Andrew Susser continues to serve as Portfolio Manager of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.